Annual Fund Operating Expenses - Corgi MANGOS ETF - Corgi MANGOS ETF Shares	Sep. 29, 2026	[1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Acquired Fund Fees and Expenses	0.00%	[3]
Expenses (as a percentage of Assets)	0.20%

[1]	(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”) will bear substantially all of the Fund’s ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.
[2]	(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
[3]	(3) The Fund expects to incur a one-time upfront fee or commission in connection with its initial acquisition of interests in special purpose vehicles. If the Fund plans to hold SPV interests at inception, a reasonable good-faith estimate of that cost will be included in Acquired Fund Fees and Expenses in a pre-effective amendment. The Fund expects its initial SPV interests to charge no ongoing management fee, performance allocation, carried interest, or incentive allocation.